Earnings Per Share and Capital Structure Preferred Stock (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, No Par Value	$ 0	$ 0	$ 0